CONSOLIDATED COMPREHENSIVE INCOME STATEMENT $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / $ ¥ / shares	Dec. 31, 2020 USD ($) ¥ / $ $ / shares		Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Revenue
Total revenue	¥ 16,349,366,000	$ 2,505,650	[1]	¥ 21,178,351,000	¥ 19,828,018,000
Operating expenses
Employee benefits	(7,684,435,000)			(8,078,943,000)	(7,446,415,000)
Materials and supplies	(1,296,779,000)			(1,736,886,000)
Depreciation of right-of-use assets	(65,511,000)			(65,324,000)
Depreciation of fixed assets	(1,662,179,000)			(1,637,298,000)	(1,609,743,000)
Amortization of leasehold land payments	0			0	(55,782,000)
Total operating expenses	(18,186,790,000)	(2,787,248)	[1]	(20,076,414,000)	(18,658,213,000)
Derecognition of land use right	1,188,645,000	182,168	[1]	0	0
Reversal of impairment losses on financial assets, net	358,000	55	[1]	0	1,061,000
Other losses - net	(3,841,000)	(589)	[1]	(29,096,000)	(108,613,000)
Operating profit/(loss)	(652,262,000)	(99,964)	[1]	1,072,841,000	1,062,253,000
Finance costs-net	(60,645,000)	(9,294)	[1]	(56,710,000)	(630,000)
Share of results of associates, net of tax	22,162,000	3,396	[1]	(7,039,000)	7,177,000
Profit/(Loss) before income tax	(690,745,000)	(105,862)	[1]	1,009,092,000	1,068,800,000
Income tax (expense)/credit	132,645,000	20,329	[1]	(261,128,000)	(289,766,000)
Profit/(Loss) for the year	(558,100,000)	(85,533)	[1]	747,964,000	779,034,000
Other comprehensive income	0	0		0	0
Total comprehensive income for the year, net of tax	(558,100,000)	(85,533)	[1]	747,964,000	779,034,000
Profit/(Loss) attributable to:
Equity holders of the Company	(557,876,000)	(85,498)	[1]	748,439,000	784,059,000
Non-controlling interests	(224,000)	(35)	[1]	(475,000)	(5,025,000)
Profit/(Loss) for the year	(558,100,000)	(85,533)	[1]	747,964,000	779,034,000
Total comprehensive income attributable to:
Equity holders of the Company	(557,876,000)	(85,498)	[1]	748,439,000	784,059,000
Non-controlling interests	(224,000)	(35)	[1]	(475,000)	(5,025,000)
Total comprehensive income for the year, net of tax	¥ (558,100,000)	$ (85,533)	[1]	¥ 747,964,000	¥ 779,034,000
Earnings/(Loss) per share for profit attributable to the equity holders of the Company during the year
Basic and diluted | (per share)	¥ (0.08)	$ (0.01)	[1]	¥ 0.11	¥ 0.11
Earnings/(Loss) per equivalent ADS
Basic and diluted | (per share)	¥ (3.94)	$ (0.60)	[1]	¥ 5.28	¥ 5.53
Closing foreign exchange rate | ¥ / $	6.5250	6.5250
Railroad business [member]
Revenue
Passenger	¥ 4,114,522,000	$ 630,578	[1]	¥ 8,009,590,000	¥ 8,108,384,000
Freight	1,698,576,000	260,318	[1]	2,112,596,000	1,849,360,000
Railway network usage and other transportation related services	9,572,330,000	1,467,024	[1]	9,903,382,000	8,865,635,000
Total revenue	15,385,428,000	2,357,920	[1]	20,025,568,000	18,823,379,000
Operating expenses
Business tax and surcharge	(29,443,000)	(4,512)	[1]	(55,127,000)	(16,242,000)
Employee benefits	(7,185,147,000)	(1,101,172)	[1]	(7,507,439,000)	(6,912,390,000)
Equipment usage and related services charges	(4,971,366,000)	(761,895)	[1]	(5,715,665,000)	(5,370,634,000)
Land use right leases	0	0		0	(58,490,000)
Materials and supplies	(1,064,667,000)	(163,167)	[1]	(1,416,128,000)	(1,342,344,000)
Repair and facilities maintenance costs, excluding materials and supplies	(1,147,603,000)	(175,878)	[1]	(1,073,731,000)	(917,898,000)
Depreciation of right-of-use assets	(54,179,000)	(8,303)	[1]	(53,992,000)	0
Depreciation of fixed assets	(1,631,331,000)	(250,012)	[1]	(1,612,683,000)	(1,581,685,000)
Cargo logistics and outsourcing service charges	(462,708,000)	(70,913)	[1]	(220,113,000)	(171,390,000)
Amortization of leasehold land payments	0	0		0	(44,450,000)
Utility and office expenses	(88,731,000)	(13,599)	[1]	(137,117,000)	(98,820,000)
Others	(607,130,000)	(93,047)	[1]	(1,150,190,000)	(1,095,845,000)
Total operating expenses	(17,242,305,000)	(2,642,498)	[1]	(18,942,185,000)	(17,610,188,000)
Other businesses [member]
Revenue
Total revenue	963,938,000	147,730	[1]	1,152,783,000	1,004,639,000
Operating expenses
Employee benefits	(499,288,000)	(76,519)	[1]	(571,504,000)	(534,025,000)
Materials and supplies	(232,112,000)	(35,573)	[1]	(320,748,000)	(315,983,000)
Depreciation of right-of-use assets	(11,332,000)	(1,737)	[1]	(11,332,000)	0
Depreciation of fixed assets	(30,848,000)	(4,728)	[1]	(24,615,000)	(28,058,000)
Amortization of leasehold land payments	0	0		0	(11,332,000)
Utility and office expenses	(42,933,000)	(6,580)	[1]	(82,550,000)	(53,759,000)
Others	(127,972,000)	(19,613)	[1]	(123,480,000)	(104,868,000)
Total operating expenses	¥ (944,485,000)	$ (144,750)	[1]	¥ (1,134,229,000)	¥ (1,048,025,000)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.